Segment Information	6 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
Segment Information
18.	Segment Information:

In late 2022, the Company acquired two containerships. As a result of the different characteristics of such containerships in relation to the Company’s other operating segments, the Company determined that, with effect from the fourth quarter of 2022, it operated in two reportable segments: (i) dry bulk and (ii) containerships on a continued operations basis. The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker reviews the operating results and allocates capital within the Company. In addition, the transport of dry cargo commodities, which are carried by dry bulk vessels, has different characteristics to the transport of containerized products (carried by containerships). In addition, the transportation of containerized goods, the nature of trade, as well as the trading routes, charterers and cargo handling, is different from the dry-bulk segment.

The table below presents information about the Company’s reportable segments as of and for the six months ended June 30, 2022, and 2023. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim condensed consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30,		Six months ended June 30,
	2022		2023
	Dry bulk segment	Total	Dry bulk segment	Container ship segment	Total
Time charter revenues	$79,529,412	79,529,412	$42,979,593	6,767,488	49,747,081
Total vessel revenues	$79,529,412	79,529,412	$42,979,593	6,767,488	49,747,081
Voyage expenses (including charges from related party)	(1,384,566))	(1,384,566)	(2,339,460)	(359,080)	(2,698,540)
Vessel operating expenses	(20,914,440)	(20,914,440)	(18,754,397)	(2,922,130)	(21,676,527)
Management fees to related parties	(3,077,000))	(3,077,000)	(3,280,975)	(334,850)	(3,615,825)
Depreciation and amortization	(8,602,774)	(8,602,774)	(8,710,367)	(2,591,180)	(11,301,547)
Gain on sale of vessel	—	—	3,128,568	—	3,128,568
Segments operating income	$45,550,632	$45,550,632	$13,022,962	$560,248	$13,583,210
Interest and finance costs		(3,068,061)			(5,812,565)
Interest income		9,815			1,161,934
Foreign exchange (losses)/gains		74,006			(66,035)
Unrealized loss on equity securities		—			(5,107,427)
Unallocated corporate general and administrative expenses		(2,061,302)			(2,805,076)
Corporate Interest and finance costs		(31,108)			(305,076)
Corporate Interest income		130,164			277,975
Corporate exchange (losses)/ gains		4,910			(4,757)
Dividend income on equity securities		—			366,002
Dividend income from related party		—			451,111
Gain on sale of equity securities		—			2,636
Net income and comprehensive income from continuing operations, before taxes		$40,609,056			$1,741,932
Net income and Comprehensive income from discontinued operations, before taxes		$7,777,766			$17,513,269
Net income and Comprehensive income, before taxes		$48,386,822			$19,255,201

A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2022, and June 30, 2023, is as follows:

	As of December 31, 2022	As of June 30, 2023
Dry bulk segment	$339,599,683	$307,452,711
Containership segment	52,850,927	50,004,481
Cash and cash equivalents (1)	82,336,438	26,159,930
Prepaid expenses and other assets (1)	654,796	184,696,886
Total assets from continuing operations	$475,441,844	$568,314,008
Total assets from discontinued operations	$157,479,104	$—
Total consolidated assets	$632,920,948	$568,314,008

(1)	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.